Related parties (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Oct. 30, 2023	Sep. 28, 2023
IfrsStatementLineItems [Line Items]
Short term bridge loan	€ 300,000		€ 245,000	€ 260,000
Negordy [Member]
IfrsStatementLineItems [Line Items]
Number of shares hold	1,593,750
Number of warrants hold	1,593,750
Warrant exercise price	€ 11.50
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares hold	1,593,750
Mag P [Member]
IfrsStatementLineItems [Line Items]
Related party transactions	€ 3,800,000	€ 7,700,000
Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares hold	954,140
Officers [Member]
IfrsStatementLineItems [Line Items]
Number of shares hold	1,197,767
Directors And Officers [Member]
IfrsStatementLineItems [Line Items]
Warrant exercise price	€ 11.50